Amounts receivable	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Amounts receivable [Text Block]
4.	Amounts receivable
	December 31,	December 31,
	2017	2016
	$	$

Government receivable	412	503
Interest receivable	257	24
	669	527